Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Percentage of employer's matching contribution	50.00%
Employer's annual contribution	$ 511,984	$ 778,724	$ 786,824
Defined contribution plan, service period for eligibility	1 year
Maximum
Defined Benefit Plan Disclosure [Line Items]
Employer's matching contribution as percentage of each participant's compensation, maximum	6.00%
Director
Defined Benefit Plan Disclosure [Line Items]
Deferred compensation expense	157,017	26,862	75,327
Officer
Defined Benefit Plan Disclosure [Line Items]
Deferred compensation expense	$ 804,755	$ 882,904	$ 844,184